Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finance lease and operating lease by lessor
Gross amounts	£ 9,912	£ 10,891
Present value adjustments	(1,398)	(1,699)
Other movements	(246)	(193)
Future drawdowns	(70)	(95)
Present value	8,198	8,904
Future minimum lease rentals	407	460
0-1 years
Finance lease and operating lease by lessor
Gross amounts	3,164	3,174
Present value adjustments	(212)	(230)
Other movements	(125)	(54)
Future drawdowns	(70)	(27)
Present value	2,757	2,863
Future minimum lease rentals	129	139
1-5 years
Finance lease and operating lease by lessor
Gross amounts	4,686	5,002
Present value adjustments	(444)	(518)
Other movements	(94)	(113)
Future drawdowns		(68)
Present value	4,148	4,303
Future minimum lease rentals	257	296
After 5 years
Finance lease and operating lease by lessor
Gross amounts	2,062	2,715
Present value adjustments	(742)	(951)
Other movements	(27)	(26)
Present value	1,293	1,738
Future minimum lease rentals	£ 21	£ 25